Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Debentures Issued
Issuance	Quantity	Value (R$)	Financial settlement date	Rate (p.a.)	Term (days)	Principal maturity	Amortization	Credit risk rating (1)
Cemig Geração e Transmissão
10th Issuance – Single Series	625,000	625	3/18/2025	CDI + 0.64%	1,826	2030	48th and 60th months	‘AAA (bra)’
11th Issuance – 1st Series	1,000,000	1,000	11/18/2025	IPCA + 6.79%	4,383	2037	120th, 132nd and 144th months	‘AAA (bra)’
11th Issuance – 2nd Series	500,000	500	11/18/2025	IPCA + 6.65%	5,479	2040	120th, 132nd and 144th months	‘AAA (bra)’
Cemig Distribuição
12th Issuance – 1st Series	1,640,000	1,640	3/18/2025	CDI + 0.86%	2,557	2032	72nd and 84th months	‘AAA (bra)’
12th Issuance – 2nd Series	860,000	860	3/18/2025	IPCA + 7.5467%	5,479	2040	156th, 168th and 180th months	‘AAA (bra)’
13th Issuance – 1st Series	1,143,000	1,143	4/11/2025	CDI + 0.64%	1,831	2030	48th and 60th months	‘AAA (bra)’
13th Issuance – 2nd Series	752,000	752	4/11/2025	CDI + 0.80%	2,562	2032	72nd and 84th months	‘AAA (bra)’
14th Issuance – 1st Series	2,000,000	2,000	11/18/2025	IPCA + 6.79%	4,383	2037	120th, 132nd and 144th months	‘AAA (bra)’
14th Issuance – 2nd Series	500,000	500	11/18/2025	IPCA + 6.65%	5,479	2040	156th, 168th and 180th months	‘AAA (bra)’
Gasmig
10th Issuance – Single Series	300,000	300	11/28/2025	IPCA + 6.50%	3,649	2035	96th, 108th and 120th months	“AA+(bra)”

(1) Credit risk rating assigned by Fitch Ratings to the Issuance.

Events After Reporting Period [Member] | Unsecured Debentures 15th Issue [Member]
Disclosure of non-adjusting events after reporting period [line items]
Schedule of Debentures Issued
Quantity	R$	Rate	Maturity	Amortization
1,150,000	1,150	IPCA + 6.9416% p.a	15 years	Semiannual, starting in march 2029